Other Income / (Charges) - Summary of Other Charges (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other charges [abstract]
Other income	€ 35	€ 341
(Other charges)	(92)
At December 31	€ (57)	€ 341